Roundhill Generative AI & Technology ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Commercial Services - 0.7%
Appier Group, Inc. (a)	179,263	$1,876,560

Computers - 12.7%
Apple, Inc.	30,484	7,194,224
Dell Technologies, Inc. - Class C	81,890	8,483,804
Hewlett Packard Enterprise Co.	408,304	8,651,962
Inventec Corp.	1,830,191	2,756,918
Quanta Computer, Inc.	326,357	2,687,399
Wistron Corp.	822,374	2,764,029
Wiwynn Corp.	37,859	2,591,181
		35,129,517

Electric - 5.3%
Constellation Energy Corp.	13,702	4,110,326
NRG Energy, Inc.	33,718	3,454,072
Talen Energy Corp. (a)	15,243	3,379,830
Vistra Corp.	22,395	3,763,032
		14,707,260

Electrical Components & Equipment - 1.6%
Eaton Corp. PLC	13,458	4,393,229

Electronics - 1.0%
Coherent Corp. (a)	30,916	2,797,589

Internet - 20.4%
Alibaba Group Holding Ltd.	284,457	3,223,671
Alphabet, Inc. - Class A	81,008	16,527,252
Amazon.com, Inc. (a)	29,189	6,937,642
Baidu, Inc. - Class A (a)	668,372	7,531,580
Meta Platforms, Inc. - Class A	19,001	13,095,109
Reddit, Inc. - Class A (a)	14,641	2,921,612
Tencent Holdings Ltd.	114,235	5,882,114
		56,118,980

Machinery - Construction & Mining - 1.7%
Vertiv Holdings Co. - Class A	39,486	4,620,652

Semiconductors - 28.5%(b)
Advanced Micro Devices, Inc. (a)	52,836	6,126,334
Advantest Corp.	76,122	4,256,638
ARM Holdings PLC - ADR (a)	26,349	4,203,983
Astera Labs, Inc. (a)	37,822	3,835,907
Broadcom, Inc.	34,492	7,632,045
Marvell Technology, Inc.	68,828	7,767,928
Micron Technology, Inc.	40,139	3,662,283
NVIDIA Corp.	151,087	18,141,016
QUALCOMM, Inc.	25,527	4,414,384
SK Hynix, Inc.	66,462	9,111,652
Taiwan Semiconductor Manufacturing Co. Ltd.	272,492	9,449,964
		78,602,134

Software - 22.2%
Cadence Design Systems, Inc. (a)	5,388	1,603,576
Iflytek Co. Ltd. - Class A	438,284	3,057,620
Microsoft Corp.	33,611	13,950,582
Nebius Group NV - Class A (a)	107,194	3,500,956
Nice Ltd. - ADR (a)	16,976	2,820,392
Oracle Corp.	46,948	7,983,977
Palantir Technologies, Inc. - Class A (a)	105,622	8,712,759
Salesforce, Inc.	16,170	5,525,289
SenseTime Group, Inc. - Class B (a)(c)	16,009,903	3,308,171
ServiceNow, Inc. (a)	5,098	5,191,701
Snowflake, Inc. - Class A (a)	30,561	5,547,127
		61,202,150

Telecommunications - 4.8%
Arista Networks, Inc. (a)	73,233	8,438,639
Credo Technology Group Holding Ltd. (a)	44,107	3,088,372
Sakura Internet, Inc.	52,632	1,617,877
		13,144,888
TOTAL COMMON STOCKS (Cost $224,236,036)		272,592,959

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 4.32% (d)	3,978,200	3,978,200
TOTAL SHORT-TERM INVESTMENTS (Cost $3,978,200)		3,978,200

TOTAL INVESTMENTS - 100.3% (Cost $228,214,236)		276,571,159
Liabilities in Excess of Other Assets - (0.3)%		(814,409)
TOTAL NET ASSETS - 100.0%		$275,756,750
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Security considered restricted. The total market value of these securities was $3,308,171 which represented 1.2% of net assets as of January 31, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Roundhill Generative AI & Technology ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$272,592,959	$—	$—	$272,592,959
Money Market Funds	3,978,200	—	—	3,978,200
Total Investments	$276,571,159	$—	$—	$276,571,159

Refer to the Schedule of Investments for further disaggregation of investment categories.